Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Unbilled Services and Unearned Revenue or Payments on Account (Details) - USD ($)
$ in Thousands
	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Unbilled services (unbilled revenue)	$ 1,230,948	$ 951,936
Change in unbilled services (unbilled revenue)	$ 279,012
Percentage change in unbilled services (unbilled revenue)	29.30%
Unearned revenue (payments on account)	$ (1,602,526)	(1,654,507)
Change in unearned revenue (payments on account)	$ 51,981
Percentage change in unearned revenue (payments on account)	(3.10%)
Net balance	$ (371,578)	$ (702,571)
Change in net balance	$ 330,993
Percentage change in net balance	(47.10%)